Income taxes (Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate) (Detail) - Japanese Tax Authority	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	31.10%	31.10%	32.90%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.40%	0.40%	0.30%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.10%	1.30%	1.00%
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	3.80%	3.30%	2.40%
Valuation allowance	(2.00%)	(0.60%)	(0.40%)
Tax credits	(4.30%)	(4.80%)	(4.70%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(1.50%)	(1.90%)	(1.30%)
Unrecognized tax benefits adjustments	0.20%	0.40%	0.20%
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates			(0.50%)
Effect of the Tax Cuts and Jobs Act of 2017 of the United States	(9.50%)
Other	(0.10%)	(0.50%)	(0.50%)
Effective income tax rate	19.20%	28.70%	29.40%